FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis by level

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	Balance as of March 31, 2017
	Level 1	Level 2	Level 3	Total
Liabilities:
Obligation to issue shares of Common Stock	$312	$—	$—	$312
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,756	$2,756
Warrants liability	$—	$—	$1,889	$1,889
Total liabilities	$312	$—	$4,645	$4,957

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Obligation to issue shares of Common Stock	$187	$—	$—	$187
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,685	$2,685
Warrants Liability	$—	$—	$2,045	$2,045
Total liabilities	$187	$—	$4,730	$4,917

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Obligation to issue shares of Common Stock	$187	$—	$—	$187
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,685	$2,685
Warrants Liability	$—	$—	$2,045	$2,045
Total liabilities	$187	$—	$4,730	$4,917

	Balance as of December 31, 2015,
	Level 1	Level 2	Level 3	Total
Liabilities:
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,910	$2,910
Warrants liability	$—	$—	$544	$544
Total liabilities	$—	$—	$3,454	$3,454

Schedule of Deferred payment due to the acquisition of the SPVs

The Deferred payment due to the acquisition of the SPVs is included in long term loans and Liabilities in the consolidated Balance Sheets and the change in fair value of remaining balance is included in interest expenses in the consolidated statements of income.

Deferred payment due to the acquisition of the SPVs
Balance at December 31, 2016	$2,685
Changes in fair value, interest expense and translation adjustments	71
Balance at March 31, 2017	$2,756

The Deferred payment due to the acquisition of the SPVs is included in long term loans and Liabilities in the consolidated Balance Sheets and the change in fair value of remaining balance is included in interest expenses in the consolidated statements of income.

Deferred payment due to the acquisition of the SPVs
Balance at January 1, 2015	$—
Increase due to acquisition of the SPVs	2,910
Balance at December 31, 2015	$2,910
Changes in fair value, interest expense and translation adjustments	(225)
Balance at December 31, 2016	$2,685

Schedule of Level 3 liabilities

As of March 31,2017, and December 31, 2016, the Level 3 liabilities consisted of the Company’s warrant liability.

Warrants Liability
Balance at December 31, 2016	$2,045
Issuance of warrants	181
Changes in fair value	(337)
Balance at March 31, 2017	$1,889

As of December 31,2016, and 2015, the Level 3 liabilities consisted of the Company’s warrant liability.

Warrants Liability
Balance at January 1, 2015	$—
Issuance of warrants	325
Changes in fair value	219
Balance at December 31, 2015	$544
Issuance of warrants	2,839
Changes in fair value	1,338
Balance at December 31, 2016	$2,045